GMACM Home Equity Loan Trust 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                           09/30/07
Determination Date                                            10/18/07
Record Date - Class A-1                                       10/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5      09/30/07
Payment Date                                                  10/25/07
Actual Days in Accrual Period (30/360)                              30
Accrual Period (30/360)                                             30

Servicing Certificate
Beginning Pool Balance                                1,057,876,175.95
Beginning PFA                                                     0.00
Ending Pool Balance                                   1,043,134,901.05
Ending PFA Balance                                                   -
Principal Collections                                    14,318,023.88
Principal Draws                                                      -
Net Principal Collections                                14,318,023.88

Active Loan Count                                               19,967

Net Interest Collections                                  6,646,359.22

Weighted Average Net Loan Rate                                8.20652%
Weighted Average Net WAC Rate                                 8.05841%
Substitution Adjustment Amount                                    0.00

Excess Spread                                             1,720,197.83


                                                       Beginning           Ending
Term Notes                                              Balance           Balance       Factor     Principal
Class A-1                                               536,208,755.38 520,170,533.67   0.7677794 16,038,221.71
Class A-2                                               136,300,000.00 136,300,000.00   1.0000000          0.00
Class A-3                                               129,600,000.00 129,600,000.00   1.0000000          0.00
Class A-4                                               123,871,000.00 123,871,000.00   1.0000000          0.00
Class A-5                                               118,600,000.00 118,600,000.00   1.0000000          0.00
Certificates                                                  -                 -             -               -


                                                                      Interest  Percentage
(CONTINUED)                                                Interest   Shortfalls Interest     Coupon
Term Notes                                             2,355,408.67      0.00     50.57%      5.2713%
Class A-1                                                638,451.92      0.00     13.25%      5.6210%
Class A-2                                                623,484.00      0.00     12.60%      5.7730%
Class A-3                                                614,400.16      0.00     12.04%      5.9520%
Class A-4                                                563,844.17      0.00     11.53%      5.7050%
Class A-5                                                      0.00     -         -           -
Certificates



Beginning Overcollateralization Amount                   13,296,420.57
Overcollateralization Amount Increase (Decrease)          1,296,946.81
Outstanding Overcollateralization Amount                 14,593,367.38
Target Overcollateralization Amount                      22,997,052.22

Credit Enhancement Draw Amount                                    0.00
Unreimbursed Credit Enhancer Prior Draws                          0.00


                                                                           Number       Percent
                                                               Balance    of Loans    of Balance
Delinquent Loans (30 Days)*                               8,243,184.69      142          0.79%
Delinquent Loans (60 Days)*                               2,794,042.66       46          0.27%
Delinquent Loans (90 Days)*                               1,981,004.41       29          0.19%
Delinquent Loans (120 Days)*                              1,534,171.74       19          0.15%
Delinquent Loans (150 Days)*                                403,292.56       7           0.04%
Delinquent Loans (180+ Days)*                               203,000.00       2           0.02%
REO                                                                  -       0           0.00%
Foreclosures                                                489,814.66       7           0.05%
Bankruptcies                                              1,147,163.37       20          0.11%


                                                            Foreclosure             Bankruptcy          REO
(CONTINUED)                                                Units       Dollars     Units    Dollars      Units       Dollars
Delinquent Loans (30 Days)*                                0                 -     0              -      0                 -
Delinquent Loans (60 Days)*                                0                 -     1      89,754.01      0                 -
Delinquent Loans (90 Days)*                                0                 -     1     184,509.01      0                 -
Delinquent Loans (120 Days)*                               4        199,656.38     2     178,901.01      0                 -
Delinquent Loans (150 Days)*                               1        127,658.28     2      64,408.83      0                 -
Delinquent Loans (180+ Days)*                              2        162,500.00     1     100,000.00      0                 -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                         Percent of
                                                   Liquidation To-Date  Cut-Off Date Principal Balance
Beginning Cumulative Loss Amount                            651,339.30
Current Month Loss Amount                                   423,251.02
Current Month Recoveries                                          0.00
                                                  ---------------------
                                                  ---------------------
Ending Cumulative Loss Amount                             1,074,590.32       0.09062%

Liquidation Loss Amount Distributed to Noteholders          423,251.02

                                                   Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                0.00
Current Month Net Principal Recovery Amount                       0.00
                                                  ---------------------
                                                  ---------------------
Ending Cumulative Net Principal Recovery Amount                   0.00

                                                     Special Hazard        Fraud             Bankruptcy
Beginning Amount                                                  0.00           0.00        0.00
Current Month Loss Amount                                         0.00           0.00        0.00
Ending Amount                                                        -              -           -

Extraordinary Event Losses                                        0.00
Excess Loss Amounts                                               0.00

Current Month Repurchases Units                                      0
Current Month Repurchases ($)                                     0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall              0.00


Capitalized Interest Account
Beginning Balance                                                 0.00
Withdraw relating to Collection Period                            0.00
Interest Earned (Zero, Paid to Funding Account)                   0.00
                                                  ---------------------
                                                  ---------------------
Ending Capitalized Interest Account Balance as of Payment Date    0.00
Interest earned for Collection Period                             0.00
Interest withdrawn related to prior Collection Period             0.00

Prefunding Account
Beginning Balance                                                 0.00
Additional Purchases during Revolving Period                      0.00
Balance in Pre-Funding Account due to Noteholders                 0.00
Excess of Draws over Principal Collections                        0.00
                                                  ---------------------
                                                  ---------------------
Total Ending Balance as of Payment Date                           0.00
Interest earned for Collection Period                             0.00
Interest withdrawn related to prior Collection Period             0.00

Cash Flows Received
Principal Collections                                    14,318,023.88
Interest Collections                                      7,087,140.96
Servicer Advances                                                 0.00
Pre-Funding Account remaining balance withdrawn                   0.00
Capital Interest Account withdrawal                               0.00
Reinvestment Income                                               0.00
Substitution Adjustment Amount                                    0.00
Recovery Amounts                                                  0.00
                                                  ---------------------
                                                  ---------------------
Total Cash Flows Received                                21,405,164.84

Cash Flows Distributed
Principal Distribution                                   16,038,221.71
Interest Distribution                                     4,795,588.92
Residual Amount - Certificates                                    0.00
Servicer Advances - Reimbursement                                 0.00
GMACM Service Fee                                           440,781.74
GMACM Recovery Fee                                                0.00
Credit Enhancer Fee - MBIA                                  130,572.47
                                                  ---------------------
                                                  ---------------------
Total Cash Flows Distributed                             21,405,164.84

Net Cash Flows Remaining                                          0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                        NO
Hedge Payment Class A-1                                   0.00
Hedge Shortfall Amount - Class A-1                        0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                   0.59%
Rolling 3 Month Delinquency Required Percentage          3.75%

Aggregate Liquidation Percentage                         0.09%
Aggregate Liquidation Required Percentage                1.50%

Servicing Termination Event                                No

Rolling 3 Month Delinquency Percentage                   0.59%
Rolling 3 Month Delinquency Required Percentage          3.25%

Aggregate Liquidation Percentage                         0.09%
Aggregate Liquidation Required Percentage                1.00%

Servicing Trigger Event                                    No

Rolling Six-Month Annualized Liquidation Loss Percentage 0.03%
Maximum Loss Amount                                      1.50%

Servicing Default                                          No

Step Down Date                                             No

Step Up Date - Class A-4                                   No
Step Up Date - Class A-5                                   No